Document and Entity Information Document - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2015	Jan. 31, 2016	Jun. 30, 2015
Document and Entity Information [Abstract]
Document Type	S-4
Document Period End Date	Dec. 31, 2015
Amendment Flag	false
Entity Registrant Name	LinnCo, LLC
Entity Central Index Key	0001549756
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 1.2
Entity Common Stock, Shares Outstanding		128,544,174
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY